UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                         Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                                            Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS ENHANCED SHORT U.S. EQUITY ETF
VIRTUS NEWFLEET DYNAMIC CREDIT ETF

SEMI-ANNUAL REPORT

January 31, 2018

Table of Contents

January 31, 2018

Shareholder Letter (unaudited)

January 31, 2018

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2018.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the series in the Trust. As of January 31, 2018, the Trust comprises two Exchange Traded Funds (“ETFs”).

First, the Virtus Newfleet Dynamic Credit ETF (BLHY), an actively-managed fund that allocates between high yield corporate bonds and floating rate bank loans. The fund is subadvised by Newfleet Asset Management, LLC, a subsidiary of Virtus Investment Partners with longstanding experience managing multi-sector fixed income portfolios.

Second, the Virtus Enhanced Short U.S. Equity ETF (VESH), an actively-managed fund that systematically sells (shorts) futures contracts based on the sectors of the U.S equity markets. The fund is sub-advised by Rampart Investment Management Company, LLC, a subsidiary of Virtus Investment Partners specializing in derivative strategies.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2017 to January 31, 2018).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/17	Ending Account Value 1/31/18	Annualized Expense Ratios(2)	Expenses Paid During Period(3)
Virtus Enhanced Short U.S. Equity ETF
Actual	$1,000	$882.20	0.55%	$2.61
Hypothetical(1)	$1,000	$1,022.43	0.55%	$2.80
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000	$1,022.70	0.68%	$3.47
Hypothetical(1)	$1,000	$1,021.78	0.68%	$3.47

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Schedule of Investments — Virtus Enhanced Short U.S. Equity ETF

January 31, 2018 (Unaudited)

At January 31, 2018, open futures contracts sold were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
E-mini Consumer Staples Select Sector Futures	3/16/2018	(4)	$232,640	$(4,889)
E-mini Energy Select Sector Futures	3/16/2018	(2)	150,780	(11,525)
E-mini Health Care Select Sector Futures	3/16/2018	(5)	442,550	(21,762)
E-mini S&P 500 Futures	3/16/2018	(8)	1,130,320	(62,738)
E-mini S&P Real Estate Select Sector Stock Index Futures	3/16/2018	(2)	77,950	1,845
E-mini Utilities Select Sector Futures	3/16/2018	(1)	51,440	4,038
				$(95,031)

Cash posted as collateral to broker for futures contracts was $80,462 at January 31, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	$5,883	$—	$—	$5,883
Total	$5,883	$—	$—	$5,883
Liability Valuation Inputs
Futures	$100,914	$—	$—	$100,914
Total	$100,914	$—	$—	$100,914

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS — 50.6%
Consumer Discretionary — 12.0%
Accuride Corp., 6.94%, (3-Month USD LIBOR + 5.25%), 11/17/23(1)	$198,910	$202,639
Advantage Sales & Marketing, Inc., 5.02%, (3-Month USD LIBOR + 3.25%), 07/23/21(1)	268,650	265,997
Advantage Sales & Marketing, Inc., 8.27%, (3-Month USD LIBOR + 6.50%), 07/25/22(1)	275,000	258,558
Altice US Finance I Corp., 3.82%, (1-Month USD LIBOR + 2.25%), 07/28/25(1)	14,925	14,976
American Axle & Manufacturing, Inc., 3.82%, (1-Month USD LIBOR + 2.25%), 04/06/24(1)	467,875	472,261
Caesars Resort Collection, LLC, 4.32%, (1-Month USD LIBOR + 2.75%), 12/23/24(1)	1,100,000	1,114,372
CityCenter Holdings, LLC, 4.07%, (1-Month USD LIBOR + 2.50%), 04/18/24(1)	611,925	617,585
Deck Chassis Acquisition, Inc., 7.57%, (1-Month USD LIBOR + 6.00%), 06/15/23(1)	65,000	66,788
Delta 2 (Lux) S.a r.l. (aka Formula One), 4.07%, (1-Month USD LIBOR + 2.50%), 02/01/24(1)	575,653	578,963
DexKo Global, Inc., 5.25%, (2-Month USD LIBOR + 3.50%), 07/24/24(1)	463,838	470,651
Federal-Mogul Corp., 5.32%, (1-Month USD LIBOR + 3.75%), 04/15/21(1)	754,594	761,846
Gates Global LLC, 4.44%, (3-Month USD LIBOR + 2.75%), 04/01/24(1)	440,177	444,196
Golden Nugget, Inc. (aka Landry’s, Inc.), 4.90%, (2-Month USD LIBOR + 3.25%), 10/04/23(1)	189,042	191,455
Laureate Education, Inc., 6.07%, (1-Month USD LIBOR + 4.50%), 04/26/24(1)	440,255	444,428
Leslie’s Poolmart, Inc., 5.37%, (2-Month USD LIBOR + 3.75%), 08/16/23(1)	398,491	400,316
Libbey Glass, Inc., 4.55%, (1-Month USD LIBOR + 3.00%), 04/09/21(1)	313,205	309,289
Meredith Corp., 0.00%, 01/17/25(1)(2)	155,000	156,906
Neiman Marcus Group, Inc., (The), 4.81%, (1-Month USD LIBOR + 3.25%), 10/25/20(1)	233,178	200,679
Numericable U.S. LLC, 4.52%, (3-Month USD LIBOR + 2.75%), 07/31/25(1)	723,779	697,994
PetSmart, Inc., 4.57%, (1-Month USD LIBOR + 3.00%), 03/11/22(1)	347,830	283,125
Playa Resorts Holding B.V., 4.89%, (3-Month USD LIBOR + 3.00%), 04/29/24(1)	492,787	496,867
Sinclair Television Group, Inc., 3.83%, (1-Month USD LIBOR + 2.25%), 01/03/24(1)	198,000	199,331
Sinclair Television Group, Inc., 0.00%, 12/12/24(1)(2)	525,000	530,250
Staples, Inc., 5.49%, (2-Month USD LIBOR + 4.00%), 09/12/24(1)	240,000	239,251
Station Casinos LLC, 4.07%, (1-Month USD LIBOR + 2.50%), 06/08/23(1)	353,058	355,469
Toys ‘R’ US-Delaware, Inc., 8.32%, (1-Month USD LIBOR + 6.75%), 01/18/19(1)	60,000	59,813
UFC Holdings, LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 08/18/23(1)	699,781	704,700

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 03/15/24(1)	$1,144,909	$1,147,365
VICI Properties 1 LLC, 3.81%, (1-Month USD LIBOR + 2.25%), 12/20/24(1)	150,000	151,330
Ziggo Secured Finance Partnership, 4.06%, (1-Month USD LIBOR + 2.50%), 04/15/25(1)	445,000	445,278
Total Consumer Discretionary		12,282,678
Consumer Staples — 3.3%
Albertson’s LLC, 4.32%, (1-Month USD LIBOR + 2.75%), 08/25/21(1)	114,712	114,238
Albertson’s LLC, 4.67%, (3-Month USD LIBOR + 3.00%), 12/21/22(1)	597,000	594,624
Chobani, LLC (Chobani Idaho, LLC), 5.07%, (1-Month USD LIBOR + 3.50%), 10/10/23(1)	274,263	277,074
Diamond (BC) B.V., 4.65%, (2-Month USD LIBOR + 3.00%), 09/06/24(1)	360,000	359,401
Dole Food Co., Inc., 4.31%, (PRIME + 1.75%), 04/06/24(1)	350,563	352,179
JBS USA LUX SA, 4.10%, (3-Month USD LIBOR + 2.50%), 10/30/22(1)	759,263	755,086
Post Holdings, Inc., 3.83%, (1-Month USD LIBOR + 2.25%), 05/24/24(1)	69,650	70,165
Prestige Brands, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 01/26/24(1)	156,034	157,691
Revlon Consumer Products Corp., 5.07%, (1-Month USD LIBOR + 3.50%), 09/07/23(1)	178,643	141,843
TKC Holdings, Inc., 5.91%, (3-Month USD LIBOR + 4.25%), 02/01/23(1)	531,112	538,083
Total Consumer Staples		3,360,384
Energy — 3.3%
California Resources Corp., 6.31%, (1-Month USD LIBOR + 4.75%), 12/31/22(1)	190,000	194,000
Contura Energy, Inc., 6.63%, (2-Month USD LIBOR + 5.00%), 03/18/24(1)	435,375	435,919
Fieldwood Energy LLC, 8.69%, (3-Month USD LIBOR + 7.00%), 08/31/20(1)	295,000	284,430
Gavilan Resources, LLC, 7.56%, (1-Month USD LIBOR + 6.00%), 03/01/24(1)	170,000	170,991
MEG Energy Corp., 5.20%, (3-Month USD LIBOR + 3.50%), 12/31/23 (Canada)(1)	406,925	409,163
Seadrill Operating LP (Seadrill Partners Finco LLC), 4.69%, (3-Month USD LIBOR + 3.00%), 02/21/21(1)	915,464	808,661
Traverse Midstream Partners LLC, 5.85%, (3-Month USD LIBOR + 4.00%), 09/27/24(1)	320,000	324,567
Ultra Resources, Inc., 4.41%, (3-Month USD LIBOR + 3.00%), 04/12/24(1)	395,000	397,469
Weatherford International Ltd., 3.88%, (1-Month USD LIBOR + 2.30%), 07/13/20(1)	324,194	319,635
Total Energy		3,344,835

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials — 3.2%
AlixPartners, LLP, 4.44%, (3-Month USD LIBOR + 2.75%), 04/04/24(1)	$719,015	$725,206
Asurion, LLC (fka Asurion Corp.), 7.57%, (1-Month USD LIBOR + 6.00%), 08/04/25(1)	387,193	400,212
Asurion, LLC (fka Asurion Corp.), 4.32%, (1-Month USD LIBOR + 2.75%), 08/04/22(1)	365,662	368,921
Asurion, LLC (fka Asurion Corp.), 4.57%, (1-Month USD LIBOR + 3.00%), 11/03/23(1)	299,797	302,561
Lightstone Holdco LLC, 6.07%, (1-Month USD LIBOR + 4.50%), 01/30/24(1)	109,556	110,350
Lightstone Holdco LLC, 6.07%, (1-Month USD LIBOR + 4.50%), 01/30/24(1)	6,957	7,007
VF Holding Corp., 4.82%, (1-Month USD LIBOR + 3.25%), 06/30/23(1)	513,599	519,891
Walter Investment Management, 5.32%, (1-Month USD LIBOR + 3.75%), 12/18/20(1)	877,683	875,252
Total Financials		3,309,400
Health Care — 5.5%
Air Medical Group Holdings, Inc., 5.25%, (USD LIBOR + 4.25%), 09/26/24(1)	75,000	76,003
Amneal Pharmaceuticals LLC, 5.19%, (3-Month USD LIBOR + 3.50%), 11/01/19(1)	371,686	374,416
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 4.32%, (1-Month USD LIBOR + 2.75%), 03/01/24(1)	708,138	713,448
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.65%, (3-Month USD LIBOR + 3.00%), 06/07/23(1)	74,813	75,766
CHS / Community Health Systems, Inc., 4.48%, (3-Month USD LIBOR + 3.00%), 01/27/21(1)	288,777	283,888
Concentra, Inc., 3.75%, (USD LIBOR + 2.75%), 06/01/22(1)	60,000	60,675
Endo Luxembourg Finance Co. I S.a.r.l., 5.88%, (1-Month USD LIBOR + 4.25%), 04/29/24(1)	268,650	269,557
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.58%, (1-Month USD LIBOR + 3.00%), 12/01/23(1)	105,313	105,906
HLF Financing S.a r.l. (HLF Financing US, LLC), 7.07%, (1-Month USD LIBOR + 5.50%), 02/15/23(1)	339,750	342,439
Immucor, Inc. (fka IVD Acquisition Corp.), 6.65%, (2-Month USD LIBOR + 5.00%), 06/15/21(1)	29,850	30,466
NVA Holdings, Inc., 5.19%, (3-Month USD LIBOR + 3.50%), 08/14/21(1)	35,376	35,575
NVA Holdings, Inc., 8.69%, (3-Month USD LIBOR + 7.00%), 08/14/22(1)	36,384	36,725
NVA Holdings, Inc., 3.75%, (USD LIBOR + 2.75%), 01/29/25(1)	345,000	346,511
Ortho-Clinical Diagnostics, Inc., 5.44%, (3-Month USD LIBOR + 3.75%), 06/30/21(1)	503,478	508,828
Parexel International Corp., 4.32%, (1-Month USD LIBOR + 2.75%), 09/27/24(1)	69,825	70,427
PharMerica Corp., 5.06%, (1-Month USD LIBOR + 3.50%), 12/06/24(1)	65,000	65,751

Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
PharMerica Corp., 9.31%, (1-Month USD LIBOR + 7.75%), 12/05/25(1)	$25,000	$25,266
Select Medical Corp., 5.13%, (PRIME + 2.50%), 03/01/21(1)	347,375	351,283
Sterigenics-Nordion Holdings, LLC, 4.57%, (1-Month USD LIBOR + 3.00%), 05/15/22(1)	664,975	667,884
Surgery Partners, LLC, 4.83%, (1-Month USD LIBOR + 3.25%), 09/02/24(1)	229,425	230,094
Team Health, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 02/06/24(1)	167,192	164,475
U.S. Renal Care, Inc., 5.94%, (3-Month USD LIBOR + 4.25%), 12/30/22(1)	492,744	493,821
Valeant Pharmaceuticals International, Inc., 5.06%, (1-Month USD LIBOR + 3.50%), 04/01/22(1)	259,282	263,610
Total Health Care		5,592,814
Industrials — 7.6%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), 5.32%, (1-Month USD LIBOR + 3.75%), 08/18/24(1)	369,075	373,275
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 6.01%, (3-Month USD LIBOR + 4.25%), 06/21/24(1)	467,650	474,188
CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.) (aka Spin Holdco), 5.31%, (1-Month USD LIBOR + 3.75%), 11/14/22(1)	247,484	249,866
Gardner Denver, Inc., 4.44%, (1-Month USD LIBOR + 2.75%), 07/30/24(1)	525,007	528,349
Greenrock Finance, Inc., 5.19%, (3-Month USD LIBOR + 3.50%), 06/28/24(1)	235,000	236,419
GW Honos Security Corp. (Garda World Security Corp.), 4.97%, (3-Month USD LIBOR + 3.50%), 05/24/24(1)	212,510	214,811
Hayward Industries, Inc., 5.07%, (1-Month USD LIBOR + 3.50%), 08/05/24(1)	418,950	422,790
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.), 4.82%, (1-Month USD LIBOR + 3.25%), 06/30/21(1)	612,184	616,546
MRC Global, (US), Inc. (fka McJunkin Red Man Corp.), 5.07%, (1-Month USD LIBOR + 3.50%), 09/20/24(1)	315,000	320,021
Navistar, Inc., 5.06%, (1-Month USD LIBOR + 3.50%), 11/06/24(1)	420,000	424,376
NCI Building Systems, Inc., 0.00%, 01/25/25 (1)(2)	110,000	110,447
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 4.32%, (1-Month USD LIBOR + 2.75%), 05/02/22(1)	253,091	255,728
Quikrete Holdings, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 11/15/23(1)	452,424	455,458
Red Ventures, LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 11/08/24(1)	334,163	338,590
Sedgwick Claims Management Services, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 03/01/21(1)	692,802	696,079

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Sedgwick Claims Management Services, Inc., 0.00%, 02/28/22(1)(2)	$245,000	$248,471
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 4.33%, (1-Month USD LIBOR + 2.75%), 04/29/22(1)	214,463	215,871
Transdigm, Inc., 4.32%, (3-Month USD LIBOR + 2.75%), 06/09/23(1)	692,987	700,190
Transdigm, Inc., 4.69%, (1-Month USD LIBOR + 3.00%), 08/22/24(1)	99,500	100,475
WEX, Inc., 3.82%, (1-Month USD LIBOR + 2.25%), 06/30/23(1)	601,944	610,032
Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), 4.57%, (1-Month USD LIBOR + 3.00%), 09/27/24(1)	175,000	176,665
Total Industrials		7,768,647
Information Technology — 3.8%
Applied Systems, Inc., 4.94%, (3-Month USD LIBOR + 3.25%), 09/19/24(1)	54,863	55,506
Applied Systems, Inc., 8.69%, (3-Month USD LIBOR + 7.00%), 09/19/25(1)	60,000	62,288
Blackboard, Inc., 6.73%, (3-Month USD LIBOR + 5.00%), 06/30/21(1)	566,389	556,950
BMC Software Finance, Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 09/10/22(1)	430,701	433,572
Everi Payments, Inc., 4.98%, (3-Month USD LIBOR + 3.50%), 05/09/24(1)	373,125	377,323
Infor (US), Inc. (fka Lawson Software, Inc.), 4.44%, (3-Month USD LIBOR + 2.75%), 02/01/22(1)	639,575	643,745
Presidio LLC (fka Presidio, Inc.), 4.32%, (3-Month USD LIBOR + 2.75%), 02/02/24(1)	264,969	267,038
Rackspace Hosting, Inc., 4.38%, (3-Month USD LIBOR + 3.00%), 11/03/23(1)	184,175	186,050
Radiate Holdco, LLC (aka RCN Grande), 4.57%, (1-Month USD LIBOR + 3.00%), 02/01/24(1)	264,667	265,777
Sorenson Communications, Inc., 8.00%, (3-Month USD LIBOR + 5.75%), 04/30/20(1)	29,845	30,051
Tempo Acquisition, LLC, 4.57%, (1-Month USD LIBOR + 3.00%), 05/01/24(1)	517,400	520,528
Veritas US, Inc., 6.19%, (3-Month USD LIBOR + 4.50%), 01/27/23(1)	508,603	512,313
Total Information Technology		3,911,141
Materials — 4.3%
Atotech B.V., 4.69%, (3-Month USD LIBOR + 3.00%), 01/31/24(1)	174,125	175,779
Berry Global, Inc. (fka Berry Plastics Corp.), 3.80%, (1-Month USD LIBOR + 2.25%), 01/19/24(1)	382,113	385,324
BWAY Holding Co., 4.87%, (3-Month USD LIBOR + 3.25%), 04/03/24(1)	447,750	451,988

Security Description	Principal	Value
TERM LOANS (continued)
Materials (continued)
CPI Acquisition, Inc., 6.36%, (3-Month USD LIBOR + 4.50%), 08/17/22(1)	$980,638	$743,142
Crown Holdings, Inc., 0.00%, 01/17/25(1)(2)	75,000	75,961
Ineos US Finance LLC, 3.57%, (1-Month USD LIBOR + 2.00%), 03/31/24(1)	675,000	679,168
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 5.94%, (3-Month USD LIBOR + 4.25%), 06/30/22(1)	588,525	592,695
Kraton Polymers LLC, 4.57%, (1-Month USD LIBOR + 3.00%), 01/06/22(1)	189,750	192,154
MacDermid, Inc. (Platform Specialty Products Corp.), 4.07%, (1-Month USD LIBOR + 2.50%), 06/07/20(1)	69,517	70,096
PQ Corp., 0.00%, 01/17/25(1)(2)	25,000	25,260
Trident TPI Holdings, Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 10/17/24(1)	105,000	105,816
Tronox Ltd., 4.69%, (3-Month USD LIBOR + 3.00%), 09/23/24(1)	76,744	77,594
Tronox Ltd., 4.69%, (3-Month USD LIBOR + 3.00%), 09/23/24(1)	33,256	33,624
Univar USA, Inc., 4.07%, (1-Month USD LIBOR + 2.50%), 07/01/24(1)	730,574	738,490
Total Materials		4,347,091
Real Estate — 1.2%
Capital Automotive L.P., 4.08%, (1-Month USD LIBOR + 2.50%), 03/25/24(1)	149,708	150,832
Capital Automotive L.P., 7.57%, (1-Month USD LIBOR + 6.00%), 03/24/25(1)	361,614	370,654
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 4.57%, (1-Month USD LIBOR + 3.00%), 10/24/22(1)	717,750	693,192
Total Real Estate		1,214,678
Telecommunication Services — 5.0%
Altice Financing S.A., 4.47%, (3-Month USD LIBOR + 2.75%), 07/15/25(1)	441,663	437,292
CenturyLink, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 01/31/25(1)	555,000	547,544
Digicel International Finance Ltd., 5.52%, (3-Month USD LIBOR + 3.75%), 05/27/24(1)	149,625	151,495
Global Tel*Link Corp., 5.69%, (3-Month USD LIBOR + 4.00%), 05/23/20(1)	284,181	286,490
Level 3 Financing, Inc., 3.70%, (3-Month USD LIBOR + 2.25%), 02/22/24(1)	1,020,000	1,025,635
Neustar, Inc., 4.65%, (3-Month USD LIBOR + 3.25%), 01/08/20(1)	62,671	63,269
Neustar, Inc., 5.15%, (3-Month USD LIBOR + 3.75%), 08/08/24(1)	269,325	272,733
Securus Technologies Holdings, Inc., 6.12%, (2-Month USD LIBOR + 4.50%), 11/01/24(1)	440,000	446,739
Securus Technologies Holdings, Inc., 9.87%, (2-Month USD LIBOR + 8.25%), 11/01/25(1)	215,000	218,628

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Telecommunication Services (continued)
Sprint Communications, Inc., 4.13%, (1-Month USD LIBOR + 2.50%), 02/02/24(1)	$535,950	$538,016
UPC Financing Partnership, 4.06%, (1-Month USD LIBOR + 2.50%), 01/15/26(1)	530,000	533,180
Virgin Media Bristol LLC, 4.06%, (1-Month USD LIBOR + 2.50%), 01/15/26(1)	375,000	377,604
West Corp., 5.57%, (1-Month USD LIBOR + 4.00%), 10/10/24(1)	211,652	214,246
Total Telecommunication Services		5,112,871
Utilities — 1.4%
Dynegy, Inc., 4.31%, (1-Month USD LIBOR + 2.75%), 02/07/24(1)	199,666	201,901
Energy Future Intermediate Holding Co. LLC, 4.57%, (1-Month USD LIBOR + 3.00%), 06/30/18(1)	735,000	738,543
Talen Energy Supply, LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 04/15/24(1)	450,905	455,188
Total Utilities		1,395,632
Total Term Loans
(Cost $51,360,137)		151,640,171
CORPORATE BONDS — 39.5%
Consumer Discretionary — 9.8%
Beazer Homes USA, Inc., 5.88%, 10/15/27(3)	400,000	400,000
Cablevision Systems Corp., 5.88%, 09/15/22	400,000	405,000
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	410,000	407,995
CalAtlantic Group, Inc., 5.25%, 06/01/26	510,000	536,137
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(3)	270,000	263,660
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	565,000	562,881
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(3)	290,000	297,975
CSC Holdings LLC, 6.75%, 11/15/21	285,000	306,375
DISH DBS Corp., 5.00%, 03/15/23	420,000	395,472
DISH DBS Corp., 7.75%, 07/01/26	310,000	319,687
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(3)	140,000	144,683
Golden Nugget, Inc., 6.75%, 10/15/24(3)	305,000	316,056
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	200,000	200,250
iHeartCommunications, Inc., 9.00%, 12/15/19	545,000	422,375
International Game Technology PLC, 6.25%, 02/15/22(3)	280,000	301,266
KAR Auction Services, Inc., 5.13%, 06/01/25(3)	110,000	111,788
L Brands, Inc., 6.88%, 11/01/35	171,000	175,703
Laureate Education, Inc., 8.25%, 05/01/25(3)	195,000	209,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(3)	445,000	438,881
MDC Holdings, Inc., 5.50%, 01/15/24	50,000	52,750
Meredith Corp., 6.88%, 02/01/26(3)	265,000	271,956

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.50%, 01/15/28(3)	$235,000	$229,859
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	90,000	57,825
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	250,000	268,750
Pultegroup, Inc., 6.38%, 05/15/33	50,000	56,188
Scientific Games International, Inc., 6.63%, 05/15/21	140,000	145,600
Scientific Games International, Inc., 5.00%, 10/15/25(3)	450,000	452,250
Station Casinos LLC, 5.00%, 10/01/25(3)	100,000	101,125
Tenneco, Inc., 5.00%, 07/15/26	280,000	283,150
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	575,000	611,973
Univision Communications, Inc., 5.13%, 05/15/23(3)	270,000	269,460
Viking Cruises Ltd., 5.88%, 09/15/27(3)	340,000	342,550
Vista Outdoor, Inc., 5.88%, 10/01/23	250,000	243,125
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(3)	355,000	357,663
Total Consumer Discretionary		9,960,033
Consumer Staples — 1.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 03/15/25	125,000	112,187
Aramark Services, Inc., 5.00%, 02/01/28(3)	20,000	20,337
Cumberland Farms, Inc., 6.75%, 05/01/25(3)	305,000	326,350
Dole Food Co., Inc., 7.25%, 06/15/25(3)	485,000	517,738
Post Holdings, Inc., 5.50%, 03/01/25(3)	245,000	252,963
Post Holdings, Inc., 5.63%, 01/15/28(3)	40,000	39,914
Rite Aid Corp., 6.13%, 04/01/23(3)	365,000	341,731
Safeway, Inc., 7.25%, 02/01/31	250,000	216,250
Total Consumer Staples		1,827,470
Energy — 6.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(3)	337,000	366,066
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(3)	195,000	201,825
Callon Petroleum Co., 6.13%, 10/01/24	135,000	140,737
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	340,000	352,750
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	390,000	420,956
Chesapeake Energy Corp., 8.00%, 06/15/27(3)	580,000	575,650
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25	350,000	362,687
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(3)	345,000	349,312
Denbury Resources, Inc., 9.25%, 03/31/22(3)	103,000	106,090
Energy Transfer Equity LP, 4.25%, 03/15/23	170,000	171,275
Ensco PLC, 7.75%, 02/01/26	55,000	54,828
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(3)	145,000	123,612

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	$155,000	$163,912
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(3)	90,000	71,550
NuStar Logistics LP, 5.63%, 04/28/27	240,000	251,628
Oasis Petroleum, Inc., 6.88%, 01/15/23	430,000	444,513
Peabody Energy Corp., 6.00%, 03/31/22(3)	160,000	166,794
Peabody Energy Corp., 6.38%, 03/31/25(3)	260,000	273,975
Range Resources Corp., 4.88%, 05/15/25	215,000	209,894
RSP Permian, Inc., 5.25%, 01/15/25	140,000	145,950
SESI LLC, 7.75%, 09/15/24(3)	305,000	328,638
SM Energy Co., 5.63%, 06/01/25	85,000	84,575
SRC Energy, Inc., 6.25%, 12/01/25(3)	150,000	155,250
Sunoco LP / Sunoco Finance Corp., 4.88%, 01/15/23(3)	80,000	81,682
Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26(3)	175,000	179,104
Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, 06/01/22(3)	230,000	200,675
Transocean, Inc., 9.00%, 07/15/23(3)	235,000	258,794
Transocean, Inc., 7.50%, 01/15/26(3)	100,000	104,345
Ultra Resources, Inc., 6.88%, 04/15/22(3)	16,000	16,060
Ultra Resources, Inc., 7.13%, 04/15/25(3)	75,000	75,188
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(3)	335,000	337,513
Whiting Petroleum Corp., 6.63%, 01/15/26(3)	190,000	194,750
Total Energy		6,970,578
Financials — 3.4%
Ally Financial, Inc., 5.75%, 11/20/25	415,000	445,606
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22(3)	205,000	211,663
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25(3)	330,000	336,600
iStar, Inc., 6.00%, 04/01/22	240,000	246,000
iStar, Inc., 5.25%, 09/15/22	90,000	90,000
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(4)	350,000	357,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(3)	475,000	492,219
LPL Holdings, Inc., 5.75%, 09/15/25(3)	230,000	235,246
Navient Corp., 6.50%, 06/15/22	374,000	395,505
Navient Corp., 6.75%, 06/25/25	275,000	288,750
Springleaf Finance Corp., 6.13%, 05/15/22	390,000	404,742
Total Financials		3,503,331
Health Care — 6.6%
Avantor, Inc., 6.00%, 10/01/24(3)	160,000	161,800
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(3)	130,000	132,762
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	170,000	122,081
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	280,000	260,400

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
DaVita, Inc., 5.13%, 07/15/24	$280,000	$282,633
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(3)	255,000	247,350
Eagle Holding Co. II LLC, 7.63%, 05/15/22(3)(5)	255,000	260,419
Envision Healthcare Corp., 6.25%, 12/01/24(3)	130,000	138,287
HCA, Inc., 5.38%, 02/01/25	420,000	430,500
HCA, Inc., 5.25%, 06/15/26	405,000	424,561
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(3)	274,000	279,480
Kindred Healthcare, Inc., 8.00%, 01/15/20	175,000	187,578
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(3)	395,000	425,119
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(3)	180,000	180,900
Polaris Intermediate Corp., 8.50%, 12/01/22(3)	100,000	104,375
Sotera Health Holdings LLC, 6.50%, 05/15/23(3)	275,000	287,375
Surgery Center Holdings, Inc., 8.88%, 04/15/21(3)	255,000	267,431
Surgery Center Holdings, Inc., 6.75%, 07/01/25(3)	45,000	43,594
Teleflex, Inc., 4.63%, 11/15/27	115,000	115,000
Tenet Healthcare Corp., 8.13%, 04/01/22	160,000	165,701
Tenet Healthcare Corp., 5.13%, 05/01/25(3)	125,000	123,750
Tenet Healthcare Corp., 7.00%, 08/01/25(3)	520,000	510,250
Valeant Pharmaceuticals International, Inc., 5.88%, 05/15/23(3)	425,000	384,838
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(3)	85,000	90,605
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(3)	240,000	215,748
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(3)	315,000	319,489
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(3)	120,000	123,563
WellCare Health Plans, Inc., 5.25%, 04/01/25	180,000	188,406
West Street Merger Sub, Inc., 6.38%, 09/01/25(3)	285,000	289,988
Total Health Care		6,763,983
Industrials — 2.5%
American Woodmark Corp., 4.88%, 03/15/26(3)	300,000	300,000
Beacon Escrow Corp., 4.88%, 11/01/25(3)	155,000	155,000
Navistar International Corp., 6.63%, 11/01/25(3)	320,000	335,296
NCI Building Systems, Inc., 8.25%, 01/15/23(3)	385,000	408,908
Standard Industries, Inc., 6.00%, 10/15/25(3)	330,000	352,275
TransDigm, Inc., 6.50%, 05/15/25	355,000	365,650
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(3)(5)	350,000	378,875
Wrangler Buyer Corp., 6.00%, 10/01/25(3)	215,000	223,063
Total Industrials		2,519,067
Information Technology — 2.1%
Blackboard, Inc., 9.75%, 10/15/21(3)	135,000	123,862
BMC Software Finance, Inc., 8.13%, 07/15/21(3)	285,000	286,781
Everi Payments, Inc., 7.50%, 12/15/25(3)	85,000	87,763
First Data Corp., 7.00%, 12/01/23(3)	500,000	527,815
Rackspace Hosting, Inc., 8.63%, 11/15/24(3)	155,000	165,269

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/23(3)	$20,000	$20,200
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(3)	290,000	284,200
ViaSat, Inc., 5.63%, 09/15/25(3)	280,000	279,650
Western Digital Corp., 4.75%, 02/15/26	415,000	421,225
Total Information Technology		2,196,765
Materials — 2.4%
AK Steel Corp., 7.00%, 03/15/27	405,000	416,137
BWAY Holding Co., 7.25%, 04/15/25(3)	25,000	26,156
Flex Acquisition Co., Inc., 6.88%, 01/15/25(3)	185,000	190,203
Freeport-McMoRan, Inc., 3.88%, 03/15/23	260,000	259,675
Hexion, Inc., 10.38%, 02/01/22(3)	215,000	208,953
Hexion, Inc., 13.75%, 02/01/22(3)	160,000	137,600
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(3)	265,000	281,563
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(3)	275,000	304,391
Platform Specialty Products Corp., 5.88%, 12/01/25(3)	400,000	407,000
PQ Corp., 5.75%, 12/15/25(3)	180,000	185,850
Total Materials		2,417,528
Real Estate — 0.6%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(3)	175,000	180,250
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	185,000	183,650
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(3)	230,000	205,275
Total Real Estate		569,175
Telecommunication Services — 1.2%
Frontier Communications Corp., 10.50%, 09/15/22	415,000	343,413
Level 3 Financing, Inc., 5.38%, 01/15/24	210,000	209,475
Sprint Corp., 7.88%, 09/15/23	280,000	296,450
West Corp., 8.50%, 10/15/25(3)	215,000	212,850
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(3)	115,000	117,162
Total Telecommunication Services		1,179,350
Utilities — 2.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	140,000	143,850
Calpine Corp., 5.38%, 01/15/23	550,000	545,187
Dynegy, Inc., 8.00%, 01/15/25(3)	500,000	546,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	180,000	171,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	195,000	174,525
NRG Energy, Inc., 5.75%, 01/15/28(3)	155,000	155,418
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	200,000	198,000

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
Terraform Power Operating LLC, 4.25%, 01/31/23(3)	$220,000	$218,075
TerraForm Power Operating LLC, 5.00%, 01/31/28(3)	225,000	222,188
Total Utilities		2,374,493
Total Corporate Bonds
(Cost $39,961,223)		40,281,773
FOREIGN BONDS — 9.2%
Consumer Discretionary — 1.0%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(3)	315,000	340,200
SFR Group SA, 7.38%, 05/01/26 (France)(3)	405,000	400,697
TI Group Automotive Systems LLC, 8.75%, 07/15/23 (Great Britain)(3)	241,000	257,569
Total Consumer Discretionary		998,466
Consumer Staples — 0.6%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(3)	350,000	344,750
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(3)	270,000	271,485
Total Consumer Staples		616,235
Energy — 1.7%
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(3)	350,000	344,312
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(3)	149,000	150,304
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	115,000	127,782
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(3)	291,000	294,274
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(3)	280,000	283,500
YPF SA, 6.95%, 07/21/27 (Argentina)(3)	500,000	518,600
Total Energy		1,718,772
Financials — 0.2%
Macquarie Bank Ltd., 6.13%, (USD 5 Year Swap + 3.70%), perpetual (Australia)(1)(3)(4)	200,000	208,000
Government — 0.8%
Argentine Republic Government International Bond, 4.63%, 01/11/23 (Argentina)	115,000	112,499
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)	200,000	211,102
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(3)	220,000	240,350
Pakistan Government International Bond, 6.88%, 12/05/27 (Pakistan)(3)	200,000	202,683
Total Government		766,634
Health Care — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	115,000	96,044

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Industrials — 0.8%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(3)	$290,000	$293,987
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(3)	175,000	184,406
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(3)	335,000	355,938
Total Industrials		834,331
Materials — 3.0%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (Great Britain)(3)	320,000	329,200
ARD Securities Finance S.a.r.l., 8.75%, 01/31/23 (Luxembourg)(3)	200,000	207,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(3)	610,000	631,350
James Hardie International Finance Dac, 4.75%, 01/15/25 (Ireland)(3)	200,000	203,516
James Hardie International Finance DAC, 5.00%, 01/15/28 (Ireland)(3)	200,000	203,000
Mercer International, Inc., 5.50%, 01/15/26 (Canada)(3)	100,000	101,500
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(3)	160,000	161,400
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(3)	260,000	263,250
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(3)	420,000	424,395
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(3)	495,000	517,225
Total Materials		3,042,336
Telecommunication Services — 1.0%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(3)	510,000	469,200
Digicel Ltd., 6.75%, 03/01/23 (Jamaica)(3)	200,000	199,750
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/28 (Belgium)(3)	400,000	400,000
Total Telecommunication Services		1,068,950
Total Foreign Bonds
(Cost $9,255,343)		9,349,768

Security Description	Shares	Value
MONEY MARKET FUND — 2.2%
JP Morgan U.S. Government Money Market Institutional Shares, 1.17%(6) (Cost $2,253,293)	2,253,293	$2,253,293
TOTAL INVESTMENTS — 101.5%
(Cost $102,829,996)		103,525,005
Liabilities in Excess of Other Assets — (1.5)%		(1,572,368)
Net Assets — 100.0%		$101,952,637

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(2)	The loan will settle after January 31, 2018 at which the interest will be determined.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2018, the aggregate value of these securities was $32,997,768, or 32.37% of net assets.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security. 100% of the income was received in cash.
(6)	The rate shown reflects the seven-day yield as of January 31, 2018.

Abbreviations:
LIBOR — London InterBank Offered Rate

Portfolio Composition

January 31, 2018 (unaudited)

Asset Allocation as of 01/31/2018 (based on net assets)

Virtus Newfleet Dynamic Credit ETF
Term Loans	50.6%
Corporate Bonds	39.5%
Foreign Bonds	9.2%
Money Market Fund	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$51,640,171	$—	$51,640,171
Corporate Bonds	—	40,281,773	—	40,281,773
Foreign Bonds	—	9,349,768	—	9,349,768
Money Market Fund	2,253,293	—	—	2,253,293
Total	$2,253,293	$101,271,712	$—	$103,525,005

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2018 (Unaudited)

	Virtus Enhanced Short U.S. Equity ETF	Virtus Newfleet Dynamic Credit ETF
Assets:
Investments, at cost	$—	$102,829,996
Investments, at value	—	103,525,005
Cash	2,085,417	396,461
Cash collateral held at broker	80,462	—
Receivables:
Variation margin receivable	4,465	—
Dividends and interest receivable	—	884,048
Investment securities sold	—	1,764,088
Prepaid expenses	30	33,361
Total Assets	2,170,374	106,602,963

Liabilities:
Payables:
Investment securities purchased	—	3,181,856
Capital shares payable	—	1,256,165
Insurance fees	—	6,938
Advisory fees	1,115	63,007
Transfer Agent fees	—	27,525
Accounting and Administration fees	—	50,238
Custody fees	—	9,338
Professional fees	—	33,626
Pricing fees	—	6,938
Report to Shareholder fees	—	4,561
Trustee fees	—	680
Exchange Listing fees	—	9,454
Total Liabilities	1,115	4,650,326
Net Assets	$2,169,259	$101,952,637

Net Assets Consist of:
Paid-in capital	$2,500,100	$101,197,017
Undistributed (Accumulated) net investment income (loss)	(1,064)	154,222
Accumulated net realized loss on investments and futures	(234,746)	(93,611)
Net unrealized appreciation (depreciation) on investments and futures	(95,031)	695,009
Net Assets	$2,169,259	$101,952,637
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	100,004	4,054,000
Net asset value per share	$21.69	$25.15

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended January 31, 2018 (unaudited)

	Virtus Enhanced Short U.S. Equity ETF	Virtus Newfleet Dynamic Credit ETF
Investment Income:
Interest income	$7,018	$3,023,725

Expenses:
Advisory fees	6,546	304,603
Custody fees	—	5,538
Exchange listing fees	—	6,302
Professional fees	—	23,280
Insurance fees	—	3,025
Accounting and administration fees	—	42,641
Transfer agent fees	—	11,588
Trustee fees	—	4,033
Report to shareholders fees	—	4,790
Offering cost	—	17,410
Pricing fees	—	3,025
Total Expenses	6,546	426,235
Less expense waivers/reimbursements	—	(49,635)
Net Expenses	6,546	376,600
Net Investment Income	472	2,647,125

Net Realized Gain (Loss) on:
Investments	20	186,574
Futures	(233,689)	—
Total Net Realized Gain (Loss)	(233,669)	186,574

Change in Net Unrealized Depreciation on:
Investments	—	(444,893)
Futures	(56,568)	—
Total Change in Net Unrealized Depreciation	(56,568)	(444,893)
Net Realized and Change in Unrealized Loss	(290,237)	(258,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(289,765)	$2,388,806

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Enhanced Short U.S. Equity ETF		Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2018 (Unaudited)	For the Period June 26, 2017(1) Through July 31, 2017	For the Six Months Ended January 31, 2018 (Unaudited)	For the Period December 5, 2016(1) Through July 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$472	$499	$2,647,125	$2,310,586
Net realized gain (loss) on investments and futures	(233,669)	(1,077)	186,574	29,313
Net change in unrealized appreciation (depreciation) on investments and futures	(56,568)	(38,463)	(444,893)	1,139,902
Net increase (decrease) in net assets resulting from operations	(289,765)	(39,041)	2,388,806	3,479,801

Distributions to Shareholders from:
Net investment income	(2,035)	—	(2,664,000)	(2,094,898)
Net realized gain	—	—	(354,103)	—
Total distributions	(2,035)	—	(3,018,103)	(2,094,898)

Shareholder Transactions:
Proceeds from shares sold	—	2,500,100	5,010,263	142,634,414
Cost of shares redeemed	—	—	(23,890,873)	(22,656,773)
Net increase (decrease) in net assets resulting from shareholder transactions	—	2,500,100	(18,880,610)	119,977,641
Increase (decrease) in net assets	(291,800)	2,461,059	(19,509,907)	121,362,544

Net Assets:
Beginning of period	2,461,059	—	121,462,544	100,000
End of period	$2,169,259	$2,461,059	$101,952,637	$121,462,544
Undistributed (Accumulated) net investment income (loss)	(1,064)	499	154,222	171,097

Changes in Shares Outstanding:
Shares outstanding, beginning of period	100,004	—	4,804,000	4,000
Shares sold	—	100,004	200,000	5,700,000
Shares redeemed	—	—	(950,000)	(900,000)
Shares outstanding, end of period	100,004	100,004	4,054,000	4,804,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Enhanced Short U.S. Equity ETF
	For the Six Months Ended January 31, 2018 (Unaudited)		For the Period June 26, 2017(1) Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.61		$25.00
Investment operations:
Net investment income(2)	0.00	(3)	0.01
Net realized and unrealized loss	(2.90)		(0.40)
Total from investment operations	(2.90)		(0.39)

Less Distributions from:
Net Investment income	(0.02)		—
Total distributions	(0.02)		—
Net Asset Value, End of period	$21.69		$24.61
Net Asset Value Total Return(4)	(11.78)%		(1.56)%
Net assets, end of period (000’s omitted)	$2,169		$2,461

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(5)	0.55	%(5)
Net investment income	0.04	%(5)	0.21	%(5)
Portfolio turnover rate(6)	0	%(7)	0	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2018 (Unaudited)		For the Period December 5, 2016(1) Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.28		$25.00
Investment operations:
Net investment income(2)	0.61		0.47
Net realized and unrealized gain (loss)	(0.05)		0.22
Total from investment operations	0.56		0.69

Less Distributions from:
Net Investment income	(0.61)		(0.41)
Net realized gains	(0.08)		—
Total distributions	(0.69)		(0.41)
Net Asset Value, End of period	$25.15		$25.28
Net Asset Value Total Return(3)	2.27%		2.79%
Net assets, end of period (000’s omitted)	$101,953		$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68	%(4)	0.68	%(4)
Expenses, prior to expense waivers	0.77	%(4)	0.73	%(4)
Net investment income	4.78	%(4)	2.85	%(4)
Portfolio turnover rate(5)	47	%(6)	41	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Ratios are annualized, except for non-recurring expenses.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

January 31, 2018

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Enhanced Short U.S. Equity ETF	June 26, 2017
Virtus Newfleet Dynamic Credit ETF	December 5, 2016

Virtus Enhanced Short U.S. Equity ETF is a “non-diversified” Fund, as defined under the 1940 Act.

Virtus Enhanced Short U.S. Equity ETF seeks capital appreciation.

Virtus Newfleet Dynamic Credit ETF is a “diversified” Fund, as defined under the 1940 Act.

Virtus Newfleet Dynamic Credit ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Newfleet Dynamic Credit ETF had no operations from its initial registration until the Fund’s commencement of operations other than matters relating to its organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to Virtus ETF Advisers LLC (the “Adviser”), 4,000 shares of the Fund at an aggregate purchase of $100,000.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Organization and Offering Costs

Virtus ETF Advisers LLC, the Funds’ investment adviser (the “Adviser”), has assumed organization costs for the Trust relating to the organization of the Virtus Newfleet Dynamic Credit ETF. Offering costs, consisting primarily of legal fees related to preparing the initial registration statement, are deferred and are being amortized over a 12 month period beginning with the commencement of operations of the Fund.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NewYork Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2018, is disclosed at the end of each Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Each Fund pays all of its expenses not assumed by its Sub-Adviser, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Cash

Cash includes non-interest bearing non-restricted cash with one or more financial institutions.

Futures Contracts

Virtus Enhanced Short U.S. Equity ETF may invest in futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund and variation margin receivable or payable. Payments received from or paid to the broker by the Fund adjust the variation margin accounts. When a contract is closed, the Fund records a realized gain or loss.

The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of prices and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

During the period ended January 31, 2018, the Virtus Enhanced Short U.S. Equity ETF utilized futures contracts. The open futures contracts at January 31, 2018, are listed in the Schedule of Investments. Variation margin is shown in Variation margin receivable/payable within the Statements of Assets and Liabilities.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Virtus Newfleet Dynamic Credit ETF may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Virtus Newfleet Dynamic Credit ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

ordinary operating expenses of the Virtus Enhanced Short U.S. Equity ETF, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Enhanced Short U.S. Equity ETF	0.55%
Virtus Newfleet Dynamic Credit ETF	0.55%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser and, with respect to Virtus Newfleet Dynamic Credit ETF, the Sub-Adviser, has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) incurred by the Fund in any fiscal year. The expense cap in effect for the Funds during the period ended January 31, 2018 are as follows:

Fund	Expense Limit	Expense Limit Effective Through
Virtus Newfleet Dynamic Credit ETF	0.68%	February 28, 2019

Virtus Enhanced Short U.S. Equity ETF does not have an expense limitation agreement.

The expense limitation agreement with respect to a Fund will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitation, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Fund	2019	2020	2021
Virtus Newfleet Dynamic Credit ETF	$—	$17,624	$49,635

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. For services provided to the Funds, the Adviser pays to each Sub-Adviser a fee, payable monthly. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Enhanced Short U.S. Equity ETF	Rampart Investment Management Company, LLC(1)	50% of the Net Advisory Fee(2)
Virtus Newfleet Dynamic Credit ETF	Newfleet Asset Management, LLC(1)	50% of the Net Advisory Fee(2)

(1)	An indirect wholly-owned subsidiary of Virtus.
(2)	Net Advisory Fee: In the event the Adviser waives all or a portion of its fee and/or assumes all or a portion of the expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its fee and/or pay a portion of the assumed expenses, in either case, in the same proportion as the Adviser by promptly paying to the Adviser (or its designee) 50% of the amount waived and/or assumed by the Adviser. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which Virtus Enhanced Short U.S. Equity ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by Virtus Enhanced Short U.S. Equity ETF and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2018, the Funds had no accrued penalties or interest:

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments (including futures contracts) for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Enhanced Short U.S. Equity ETF	$—	$5,883	$(100,914)	$(95,031)
Virtus Newfleet Dynamic Credit ETF	102,832,061	1,633,950	(941,006)	692,944

At July 31, 2017, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Enhanced Short U.S. Equity ETF	$15,816	$23,724	$39,540
Virtus Newfleet Dynamic Credit ETF	—	—	—

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2018 were as follows:

	Purchases		Sales
Funds	Long Term	U.S Government	Long Term	U.S Government	Subscriptions In-Kind	Redemptions In-Kind
Virtus Enhanced Short U.S. Equity ETF	$—	$—	$—	$—	$—	$—
Virtus Newfleet Dynamic Credit ETF	50,038,843	995,352	65,052,262	2,495,723	—	—

7. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is a summary of each Fund’s futures contracts as categorized equity risk, presented in the Statements of Assets and Liabilities as of January 31, 2018:

Fund	Asset Derivatives:	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Unrealized appreciation on futures contracts(1)	$5,883

Fund	Liability Derivatives:	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Unrealized depreciation on futures contracts(1)	$100,914

(1)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedules of Investments.

The following is a summary of each Fund’s futures contracts as categorized equity risk, presented in the Statements of Operations as of January 31, 2018:

Fund	Realized Gain (Loss):	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Futures contracts	$(233,689)

Fund	Change in Unrealized Appreciation (Depreciation):	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Futures contracts	$(56,568)

For the period ended January 31, 2018, the average notional value of contracts (based on fiscal quarter ends) on futures contracts for Virtus Enhanced Short U.S. Equity ETF was $2,264,002. For the purpose of this calculation, notional amounts outstanding are at absolute value.

Notes to Financial Statements (unaudited) (continued)

January 31, 2018

8. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

9. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

10. 10% SHAREHOLDERS

As of January 31, 2018, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
Virtus Enhanced Short U.S. Equity ETF	82%	1
Virtus Newfleet Dynamic Credit ETF	95%	1

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 9, 2017, BBD, LLP (“BBD”) resigned as the independent registered public accounting firm for Virtus ETF Trust II (the “Trust”). At a meeting held on August 9, 2017, the Board, upon recommendation of the Audit Committee, approved the replacement of BBD as the independent registered public accounting firm for the Trust and appointed PricewaterhouseCoopers LLP (“PwC”) as the Trust’s independent registered public accounting firm. PwC’s engagement is effective at the completion of BBD’s audit of the financial statements of the series of the Trust with the fiscal year ending July 31, 2017, which was completed in September 2017. The Trust did not consult with PwC during the fiscal periods ended July 31, 2016 and 2017 and through the August 9, 2017 Board meeting.

BBD’s reports on the financial statements of the Trust as of and for the fiscal periods ended July 31, 2016 and 2017 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the August 9, 2017 Board meeting, there were no: (1) disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to BBD’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

12. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

Approvals with Respect to Virtus Newfleet Dynamic Credit ETF

On November 9, 2017, at an in-person meeting (the “Meeting”) at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Newfleet Asset Management, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Virtus Newfleet Dynamic Credit ETF (the “Fund”).

At the Meeting, the Board received and reviewed a substantial amount of information provided by the Adviser and the Sub-Adviser in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight and administrative services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Fund as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s services to the Fund, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser in light of the services it provides. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Fund and coordinating its operation and administration. After consideration of these factors, the Board determined that the Adviser is an appropriate manager for the Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangement between the Adviser and the Fund under the Advisory Agreement, including the fact that the Fund is subject to an expense limitation agreement (subject to customary exclusions). The Board noted that, under such an arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time. The Board reviewed the capped fee arrangement for the Fund and noted the benefits that would accrue to the Fund from the Adviser’s likely waiver of a portion of its advisory fees for a period of time.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Fund to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Adviser by the Fund is appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that the Fund currently experiences benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Fund, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Fund. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser was satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser and experience of the Sub-Adviser carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received information from the Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the Fund. The Board discussed the investment objective and strategies for the Fund and the Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund.

The costs of the services provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement, including the fact that the Fund is subject to an expense limitation agreement (subject to customary exclusions). The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time. The Board reviewed the capped fee arrangement for the Fund and noted the benefits that would accrue to the Fund from the Sub-Adviser’s likely waiver of a portion of its sub-advisory fees for a period of time.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Sub-Adviser to have investment objectives and strategies similar to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee paid to the Sub-Adviser is appropriate and representative of an arm’s length negotiation.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser (including, where applicable, any capped fees). The Board considered that the Fund currently experiences benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreement on behalf of the Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year and the most recently completed calendar quarters since that year is available without charge on the Funds’ website at www.virtusetfs.com.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/18)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/02/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/02/2018

By	(Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	4/02/2018

* Print the name and title of each signing officer under his or her signature.